Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 74,955	$ 110,940		$ 60,251
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	10,599	9,482		7,936
Amortization of intangible assets	2,534	2,103		1,051
Gain from disposal of short-term investments	(103)	(2)		(3)
Impairment of long-term investments	120	13
Stock-based compensation	15,494	17,364		10,418
Loss on disposal of property and equipment	4	33		10
Impairment of goodwill	10,337	0		0
Gain from disposal of noncurrent assets held for sale	(1,880)
Deferred income taxes	581	(3,373)		911
Changes in operating assets and liabilities:
Short-term investments	(3,208)	(2,710)
Notes and accounts receivable	(5,156)	(14,620)		(29,179)
Inventories	(22,299)	(24,777)		(410)
Prepaid expenses and other current assets	1,585	(1,313)		(664)
Other assets	(138)	(5)		136
Notes and accounts payable	24,248	9,198		7,651
Accrued expenses and other current liabilities	458	12,180		11,020
Income tax payable	(8,779)	6,876		(4,301)
Other liabilities	4,529	4,179		1,119
Net cash provided by operating activities	103,881	125,568		65,946
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of held-to-maturity financial assets				(4,000)
Proceeds from sale of held-to-maturity financial assets		4,000
Business acquisition-net of cash, cash equivalents, and restricted cash acquired	(2,865)			(30,286)
Increase of prepaid expenses and other current assets				(508)
Purchase of property and equipment	(11,683)	(12,220)		(23,664)
Net cash used in investing activities	(14,548)	(8,220)		(58,458)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of ordinary shares upon exercise of employee stock options	380	93		494
Proceeds from bank loan	25,000	25,000
Repayments of bank loan	(25,000)
Dividends paid	(32,120)	(22,899)		(20,765)
Net cash provided by (used in) financing activities	(31,740)	2,194		(20,271)
NET INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS, AND RESTRICTED CASH	57,593	119,542		(12,783)	[1]
EFFECT OF EXCHANGE RATE CHANGES	2,753	(521)		(953)
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, BEGINNING OF YEAR	321,177	202,156	[1]	215,892	[1]
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, END OF YEAR	381,523	321,177		202,156	[1]
SUPPLEMENTAL INFORMATION
Interest paid	367	105		6
Income taxes paid	30,910	$ 24,300		20,494
Cash paid for business acquisition, net of cash, cash equivalents, and restricted cash acquired	2,865			30,286
Shannon Systems
CASH FLOWS FROM INVESTING ACTIVITIES
Business acquisition-net of cash, cash equivalents, and restricted cash acquired				(30,286)
SUPPLEMENTAL INFORMATION
Fair value of assets acquired, net of cash, cash equivalents, and restricted cash acquired				43,661
Issuance of stock				(7,640)
Cash paid for business acquisition, net of cash, cash equivalents, and restricted cash acquired				30,286
Shannon Systems | Other Noncurrent Liabilities
SUPPLEMENTAL INFORMATION
Other liabilities				$ (5,735)
Bigtera
CASH FLOWS FROM INVESTING ACTIVITIES
Business acquisition-net of cash, cash equivalents, and restricted cash acquired	(2,865)
SUPPLEMENTAL INFORMATION
Fair value of assets acquired, net of cash, cash equivalents, and restricted cash acquired	4,586
Cash paid for business acquisition, net of cash, cash equivalents, and restricted cash acquired	2,865
Bigtera | Other Noncurrent Liabilities
SUPPLEMENTAL INFORMATION
Other liabilities	(477)
Bigtera | Other Current Liabilities
SUPPLEMENTAL INFORMATION
Other liabilities	$ (1,244)

[1]	The restricted cash is only included in the amount of "as adjusted" item.